Income (loss) per share (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss Per Share Details
Net income (loss) for the year	2,062,728	(3,584,601)	(4,452,428)
Weighted average number of common shares outstanding Basic	40,453,392	35,696,620	32,774,974
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method	337,070
Weighted average number of common shares outstanding Contingently issuable preferred shares	8,000,000
Weighted average number of common shares outstanding Diluted	48,790,462	35,696,620	32,774,974
Income (loss) per share - Basic	0.05	(0.10)	(0.14)
Income (loss) per share - Diluted	0.04	(0.10)	(0.14)